Related Party Transactions (Details)	3 Months Ended		6 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 ILS (₪)	Apr. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)	Jun. 13, 2024 m²
Related Party Transactions [Line Items]
Percentage of economics and rights held in joint venture			50.00%	50.00%
Incurred research and development expenses	$ 451,857	$ 322,956	$ 913,295		$ 550,434
Owed to the Company	$ 137,042		137,042			$ 131,839
Rent amount			$ 3,400	₪ 12,500
Borrowing rate	10.00%		10.00%
Top of Range [Member]
Related Party Transactions [Line Items]
Area of square meters (in Square Meters) | m²							386
Bottom of Range [Member]
Related Party Transactions [Line Items]
Area of square meters (in Square Meters) | m²							193
SciSparc Ltd [Member]
Related Party Transactions [Line Items]
Percentage of economics and rights held in joint venture			50.00%	50.00%
Incurred research and development expenses	$ 33,763	$ 22,306	$ 46,509		$ 22,808